Performance Management	Nov. 21, 2024
Calamos Convertible Equity Alternative ETF | Calamos Convertible Equity Alternative ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on October 4, 2023, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on October 4, 2023, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos CEF Income & Arbitrage ETF | Calamos CEF Income & Arbitrage ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund had not commenced operations until January 16, 2024, and thus does not have annual returns for at least one calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund had not commenced operations until January 16, 2024, and thus does not have annual returns for at least one calendar year.
Performance Availability Website Address [Text]	www.calamos.com
Calamos Alternative Nasdaq & Bond ETF | Calamos Alternative Nasdaq & Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on February 13, 2024, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on February 13, 2024, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com